GROUP STRUCTURE (Details Narrative) - USD ($) $ in Thousands							5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 16, 2022	Dec. 12, 2022	Oct. 14, 2022	Aug. 22, 2022	May 16, 2022	Aug. 12, 2021	Dec. 31, 2022	Dec. 22, 2023	Dec. 31, 2023	Dec. 31, 2022	Aug. 16, 2023	Sep. 30, 2022	Sep. 15, 2022	Aug. 12, 2022
IfrsStatementLineItems [Line Items]
Number of shares sale									21,876,856
Voting rights percentage									2.41%
Cash transferred									$ 95,000
Nominal annual rate									10.00%
Percentage of sale													28.50%
Capital stock price													$ 5,700
impairment losses												$ 11,000
Collect cash								$ 1,400	$ 3,100
Collected cash			$ 2,600						$ 2,600
Interest rate									8.00%
Acquisition amount														$ 20,500
Equity interest rate														50.00%
Acquisition profits											$ 6,600			$ 23,300
Percentage of fair value											55.00%			50.00%
Acquisition revenues							$ 11,300
Net earnings							3,500
Revenues from sale										$ 1,844,000
Additional equity interest							20,500			20,500
Cash and cash equivalents							3,100			3,100
Net cash flow							17,400			17,400
Capacity price		$ 171,000
Interest liability		$ 46,000
Working capital adjustment	$ 128,100
Final adjustment amount	$ 1,800
Aquisition of equity interest							93,200			93,200
Partial payment public securities							$ 34,900			34,900
Cash and cash equivalents the amount									$ 29,200
Cash and cash equivalents balance									16,700
Net cash flow									12,500
Accrued amount				$ 4,235,000	$ 25,000
Fixed interest rate		0.00%			0.00%
Maturity date		May 16, 2025			May 16, 2025
Accruing interest					$ 1,754,000
Variable fixed interest rate					2.98%
Maturity dates					Nov. 16, 2023
Accruing interest rate				1.00%
Additional accruing interest		$ 58,600
Fair value of accrued		$ 10,700
Impairment reversal						$ 1,600
Percentage of discount rate						15.09%
Rinconde Aranda [Member]
IfrsStatementLineItems [Line Items]
Acquisition profits											$ 200
Greenwinds [Member]
IfrsStatementLineItems [Line Items]
Revenues from sale										$ 459,000
Installments 1 [Member]
IfrsStatementLineItems [Line Items]
Cash transferred									5,000
Installments 2 [Member]
IfrsStatementLineItems [Line Items]
Cash transferred									50,000
Installments 3 [Member]
IfrsStatementLineItems [Line Items]
Cash transferred									$ 40,000
Semi Annual Installments [Member]
IfrsStatementLineItems [Line Items]
Collected cash								$ 650